FEDERAL HOME LOAN BANK ADVANCES (Schedule of Contractual Maturities of Federal Home Loan Bank Long-Term Advances) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Debt Instrument [Line Items]
Federal Home Loan Bank advances: long-term		$ 10,000
Convertible Debt [Member]
Debt Instrument [Line Items]
Maturity range, minimum	Jul. 27, 2017
Maturity range, maximum	Jul. 27, 2017
Federal Home Loan Bank advances: long-term		10,000
Convertible Debt [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate	4.26%
Convertible Debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate	4.26%
Convertible Debt [Member] | Weighted Average [Member]
Debt Instrument [Line Items]
Interest rate	4.26%
Adjustable Debt [Member]
Debt Instrument [Line Items]
Maturity range, minimum	Aug. 11, 2017
Maturity range, maximum	Sep. 01, 2017
Federal Home Loan Bank advances: long-term		6,109
Adjustable Debt [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate	1.23%
Adjustable Debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate	1.27%
Adjustable Debt [Member] | Weighted Average [Member]
Debt Instrument [Line Items]
Interest rate	1.25%
Federal Home Loan Bank Advances [Member]
Debt Instrument [Line Items]
Federal Home Loan Bank advances: long-term		$ 16,109